SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Operating costs and expenses	¥ (816,902)	$ (128,190)	¥ (2,538,179)	¥ (6,785,264)
Provision for contract assets and receivables	(22,423)	(3,519)	(347,803)	(2,148,638)
Interest income	47,511	7,456	102,425	225,751
Net loss attributable to 9F Inc.	¥ (234,908)	$ (36,860)	¥ (2,258,895)	¥ (2,159,576)
Net los per ordinary share
Basic | (per share)	¥ (1.10)	$ (0.17)	¥ (11.37)	¥ (12.43)
Diluted | (per share)	¥ (1.10)	$ (0.17)	¥ (11.37)	¥ (12.43)
Weighted average number of ordinary shares
Basic	213,635,470	213,635,470	198,596,879	174,552,468
Diluted	213,635,470	213,635,470	198,596,879	174,552,468
Parent Company | Reportable legal entities
Equity in earnings (loss) of subsidiaries and VIEs	¥ (150,814)	$ (23,664)	¥ (1,855,047)	¥ (1,777,756)
Operating costs and expenses	(89,245)	(14,004)	(333,427)	(371,063)
Provision for contract assets and receivables | ¥				(691)
Interest income	5,151	808	12,183	4,601
Impairment loss of investments | ¥			(97,892)	(20,724)
Other income, net | ¥			15,288	6,057
Net loss attributable to 9F Inc.	¥ (234,908)	$ (36,860)	¥ (2,258,895)	¥ (2,159,576)
Net los per ordinary share
Basic | (per share)	¥ (1.10)	$ (0.17)	¥ (11.37)	¥ (12.43)
Diluted | (per share)	¥ (1.11)	$ (0.17)	¥ (11.37)	¥ (12.43)
Weighted average number of ordinary shares
Basic	213,635,470	213,635,470	198,596,879	174,552,468
Diluted	213,635,470	213,635,470	198,596,879	174,552,468